Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000231927 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000231927 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000231927 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000231927 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000038295 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000038295 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000038295 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000038295 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000038295 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000038295 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000038295 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000038295 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000038295 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000038295 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000038295 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000038295 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000012165 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000012165 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000012165 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000012165 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000012165 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000012165 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012165 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000231926 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000231926 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231926 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000231926 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000231926 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000231926 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000231926 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000231926 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000231926 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209802 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000209802 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000209802 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209802 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209802 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000209802 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000209802 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000209802 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209802 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000209802 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000209802 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209802 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000231925 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000231925 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000231925 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231925 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000231925 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%